MEZZANINE EQUITY (Details - Schedule of Distinguishing Liabilities from Equity) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DisclosureLineElements [Line Items]
Preferred Stock - Series B, beginning balance	$ 6,039,813
Preferred Stock - Series B, ending balance	6,417,301	$ 6,039,813
Series B Preferred Stock [Member]
DisclosureLineElements [Line Items]
Preferred Stock - Series B, beginning balance	6,039,813	5,662,325
Dividends of Series B Convertible Preferred Stock	377,488	377,488
Preferred Stock - Series B, ending balance	$ 6,417,301	$ 6,039,813